Note 18 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Minimum
December 31,	Payments

2013	$197
2014	221
2015	227
2016	77
Total	$722